Founder Preferred Shares Dividend Reserve (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€) $ / shares shares
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required	10 days
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares	$ 27.2965
Preferred share dividend equivalent (in shares) | shares	140,220,619
Founder Preferred shares | Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity | €	$ 245.5